EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table summarizes the weighted-average number of shares of common stock outstanding for basic and diluted earnings per share calculations:

(In millions, except per share amounts)	2024	2023	2022
Net earnings (loss) attributable to common shareowners	$5,604	$1,349	$3,534

Basic weighted-average number of shares outstanding	898.2	837.3	843.4
Stock awards and equity units (share equivalent)	13.5	15.7	17.8
Diluted weighted-average number of shares outstanding	911.7	853.0	861.2

Antidilutive shares excluded from computation of diluted earnings per share	0.1	2.0	2.9